Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net income	€ 211,806	€ 304,334
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	418,957	388,202
Change in deferred taxes, net	(9,295)	(6,054)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(3,636)	(8,024)
Income from equity method investees	(10,487)	(27,756)
Interest expense, net	69,097	76,072
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(232,854)	(476,560)
Inventories	(62,058)	(41,423)
Other current and non-current assets	57,848	170,572
Accounts receivable from related parties	(17,641)	(3,964)
Accounts payable to related parties	(53,197)	6,237
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(161,688)	(111,529)
Income tax liabilities	61,891	67,610
Received dividends from investments in equity method investees	297	1,075
Paid interest	(79,484)	(104,607)
Received interest	13,442	15,256
Paid income taxes	(44,301)	(41,793)
Net cash provided by (used in) operating activities	158,697	207,648
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(162,086)	(184,301)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(36,227)	(106,489)
Investments in debt securities	(42,665)	(10,739)
Proceeds from sale of property, plant and equipment	2,232	5,376
Proceeds from divestitures	13,961	1,841
Proceeds from sale of debt securities	13,469	70,259
Net cash provided by (used in) investing activities	(211,316)	(224,053)
Financing activities
Proceeds from short-term debt from unrelated parties	112,262	1,070,531
Repayments of short-term debt from unrelated parties	(324,342)	(8,593)
Proceeds from short-term debt from related parties	68,000
Repayments of short-term debt from related parties		(2,606)
Proceeds from long-term debt	233,362	9,693
Repayments of long-term debt	(640,088)	(888,215)
Repayments of lease liabilities from unrelated parties	(175,294)	(164,249)
Repayments of lease liabilities from related parties	(5,544)	(5,144)
Increase (decrease) of accounts receivable facility	520,202	12,450
Proceeds from exercise of stock options	792	575
Distributions to noncontrolling interests	(66,410)	(69,523)
Contributions from noncontrolling interests	10,419	9,166
Net cash provided by (used in) financing activities	(266,641)	(35,915)
Effect of exchange rate changes on cash and cash equivalents	10,947	44,259
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(308,313)	(8,061)
Cash and cash equivalents at beginning of period	1,481,655	1,081,539
Cash and cash equivalents at end of period	€ 1,173,342	€ 1,073,478